Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

As of June 30, 2025 and 2024, accounts receivable consisted of the following:

	As of June 30,
	2025	2024
Accounts receivable
- third parties	56,661,924	$34,334,313
- related parties	214,557	2,130,263
Less: allowance for credit losses
- third parties	(20,917,657)	(12,160,121)
- related parties	(44,503)	(1,513)
Accounts receivable, net	35,914,321	$24,302,942

Schedule of Allowance for Credit Losses

An analysis of the allowance for credit losses for accounts receivable – third parties was as follows:

	As of June 30,
	2025	2024
Balance at beginning of the year	12,160,121	$4,358,037
Adoption ASU 2016-13	-	1,258,718
Additional provision charged to expense	8,521,366	8,312,150
Written-off	-	(1,575,814)
Decrease on disposal of a subsidiary	-	(137,592)
Foreign exchange	236,170	(55,378)
Balance at the end of the year	20,917,657	$12,160,121

An analysis of the allowance for credit losses for accounts receivable – related parties was as follows:

	As of June 30,
	2025	2024
Balance at beginning of the year	1,513	$-
Provision	42,666	1,522
Foreign exchange	324	(9)
Balance at the end of the year	44,503	$1,513